UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-02736
                 ---------------------------------------------

                       PETROLEUM & RESOURCES CORPORATION

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                      Petroleum & Resources Corporation
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2008

Date of reporting period: September 30, 2008

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                              September 30, 2008
                                  (unaudited)

                                         Shares    Value (A)
                                        --------- ------------
Common Stocks -- 99.3%

  Energy -- 92.9%
   Integrated -- 39.0%
   Chevron Corp.                          915,000 $ 75,469,200
   ConocoPhillips                         556,891   40,792,266
   Exxon Mobil Corp.                    1,245,000   96,686,700
   Hess Corp.                             195,000   16,005,600
   Marathon Oil Co.                       240,000    9,568,800
   Murphy Oil Corp.                       266,500   17,093,310
   Royal Dutch Shell plc ADR              265,000   15,637,650
   Suncor Energy                          300,000   12,642,000
   Total S.A. ADR                         390,000   23,665,200
                                                  ------------
                                                   307,560,726
                                                  ------------
   Exploration & Production -- 17.1%
   Apache Corp.                           200,000   20,856,000
   Devon Energy Corp.                     250,000   22,800,000
   EOG Resources, Inc. (B)                200,000   17,892,000
   Forest Oil Corp (C)                     69,477    3,446,059
   Noble Energy, Inc.                     340,000   18,900,600
   Occidental Petroleum Corp.             400,000   28,180,000
   XTO Energy Inc.                        487,500   22,678,500
                                                  ------------
                                                   134,753,159
                                                  ------------

   Services -- 25.8%
   Baker Hughes, Inc.                     205,000   12,410,700
   Complete Production Services,
    Inc. (C)(D)                           400,500    8,062,065
   Halliburton Co.                        700,000   22,673,000
   Hercules Offshore, Inc. (C)(D)         588,300    8,918,628
   Nabors Industries Ltd. (C)(D)          520,000   12,958,400
   National Oilwell Varco, Inc. (C)       138,538    6,958,764
   Noble Corp. (D)                        600,000   26,340,000
   Schlumberger Ltd.                      700,000   54,663,000
   Transocean Inc. (C)                    237,953   26,136,758
   Weatherford International,
    Ltd. (C)                              987,120   24,816,197
                                                  ------------
                                                   203,937,512
                                                  ------------
   Utilities -- 11.0%
   Energen Corp.                          300,000   13,584,000
   Equitable Resources Inc.               398,800   14,627,984
   MDU Resources Group, Inc. (D)          375,000   10,875,000
   National Fuel Gas Co. (D)              200,000    8,436,000
   New Jersey Resources Corp. (B)(D)      300,000   10,767,000
   Northeast Utilities                    200,000    5,130,000
   Questar Corp.                          240,000    9,820,800
   Spectra Energy Corp. (D)               108,812    2,589,726
   Williams Companies, Inc.               450,000   10,642,500
                                                  ------------
                                                    86,473,010
                                                  ------------

                                        Shares/
                                       Prin. Amt.  Value (A)
                                       ---------- ------------
  Basic Industries -- 6.4%
   Basic Materials & Other -- 6.4%
   Air Products and Chemicals, Inc.       115,000 $  7,876,350
   CONSOL Energy Inc.                     200,000    9,178,000
   du Pont (E.I.) de Nemours and
    Co. (B)                               157,500    6,347,250
   International Coal Group,
    Inc. (C)(D)                         3,000,000   18,720,000
   Massey Energy Co.                      230,808    8,232,920
                                                  ------------
                                                    50,354,520
                                                  ------------
Total Common Stocks
 (Cost $410,134,785)                               783,078,927
                                                  ------------
Short-Term Investments -- 1.0%

   Time Deposit -- 0.0%
   Citibank, 3.47%, due 10/1/08                        236,732
                                                  ------------

   Commercial Paper -- 1.0%
   General Electric Capital Corp.,
    2.20%, due 10/2/08                 $1,500,000    1,499,908
   Prudential Funding, LLC,
    2.10%, due 10/9/08                 $3,100,000    3,098,553
   Toyota Motor Credit Corp.,
    2.24%, due 10/7/08                 $3,100,000    3,098,843
                                                  ------------
                                                     7,697,304
                                                  ------------
Total Short-Term Investments
 (Cost $7,934,036)                                   7,934,036
                                                  ------------
Total Securities Lending Collateral -- 6.2%
 (Cost $49,020,899)
   Brown Brothers Investment
    Trust, 2.32% (E)                                49,020,899
                                                  ------------

Total Investments -- 106.5%
 (Cost $467,089,720)                               840,033,862
  Cash, receivables, prepaid
   expenses and other assets, less
   liabilities -- (6.5)%                           (51,127,660)
                                                  ------------
Net Assets -- 100%                                $788,906,202
                                                  ============

--------------------------------------------------------------------------------
Notes:
(A)See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ.
(B)All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $505,070.
(C)Presently non-dividend paying.
(D)A portion of shares held are on loan. See note 8 to financial statements.
(E)Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

                               PORTFOLIO SUMMARY
--------------------------------------------------------------------------------

                              September 30, 2008
                                  (unaudited)


  TEN LARGEST PORTFOLIO HOLDINGS

                                          Market Value % of Net Assets
         -------------------------------------------------------------
         Exxon Mobil Corp.                $ 96,686,700      12.3%
         Chevron Corp.                      75,469,200       9.6
         Schlumberger Ltd.                  54,663,000       6.9
         ConocoPhillips                     40,792,266       5.2
         Occidental Petroleum Corp.         28,180,000       3.5
         Noble Corp.                        26,340,000       3.3
         Transocean Inc.                    26,136,758       3.3
         Weatherford International, Ltd.    24,816,197       3.2
         Total S.A. ADR                     23,665,200       3.0
         Devon Energy Corp.                 22,800,000       2.9
                                          ------------      ----
              Total                       $419,549,321      53.2%

         -------------------------------------------------------------

  SECTOR WEIGHTINGS

      [CHART]

Integrated                 	39.0%
Exploration & Production        17.1%
Services	                25.8%
Utilities	                11.0%
Basic Materials & Other          6.4%
Sort-Term Investments	         1.0%

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS

--------------------------------------------------------------------------------

                              September 30, 2008
                                  (unaudited)


 Contracts                                            Contract
(100 shares                                    Strike Expiration
   each)                Security               Price   Date       Value
------------------------------------------------------------------------

                           COVERED CALLS
    100     du Pont (E.I.) de Nemours and Co..  $ 55  Oct   08    $1,000
    100     EOG Resources, Inc................   170  Oct   08     1,000
    ---                                                           ------
    200                                                           $2,000
    ===                                                           ======



12


        (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Company Act of 1940 as a non-
diversified  investment  company.  The  Corporation  is   an
internally-managed fund emphasizing petroleum and other natural resource investments. The investment objectives of the Corporation are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.


Security Transactions and Investment Income-Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to stockholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.


Security Valuation-Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost which approximates fair value. Purchased and written options are valued at the last quoted asked price.

The Corporation adopted Financial Accounting Standard Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. There was no impact on the fair value of assets individually or in aggregate upon adoption. In accordance with FAS 157, fair value is defined as the price that the Corporation would receive upon selling an investment in an orderly transaction to an independent buyer. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements, summarized as follows:

  .     Level  1 -- fair value is determined based on market
     data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  .     Level  2  --  fair value is determined  using  other
     assumptions obtained from independent sources; for example, quoted prices for similar investments,
  .     Level  3  --  fair  value is  determined  using  the
     Corporation's own assumptions, developed based on the best information available in the circumstances.

The Corporation's investments at September 30, 2008 are classified as follows:


                                         Investment in
                                          securities    Written options
                                        --------------  ---------------
         Level 1                        $  783,078,927      $2,000
         Level 2                            56,954,935*        --
         Level 3                              --               --
         --------------------------------------------------------------
         Total                            $840,033,862      $2,000

------------------------------------------------------------
--------------------

* Consists of short-term investments and securities lending collateral.


For federal income tax purposes, the identified cost of securities at September 30, 2008 was $467,059,897 and net unrealized appreciation aggregated $372,973,965, of which the related gross unrealized appreciation and depreciation were $399,448,533 and $26,474,568, respectively.


8 . PORTFOLIO SECURITIES LOANED
The Corporation makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the
Corporation on the next business day. Cash deposits are placed in an investment trust fund that may invest in money market instruments, commercial paper, repurchase agreements, U.S. Treasury Bills, and U.S. agency obligations. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At September 30, 2008, the Corporation had securities on loan of $51,290,735 and held cash collateral of $49,020,899; additional collateral was delivered the next business day in accordance with the procedure described above. The Corporation is indemnified by the Custodian, serving as lending agent, for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of October 24, 2008, an evaluation was performed under the supervision and with the participation of the officers of Petroleum & Resources Corporation (the "Corporation"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Corporation's disclosure controls and procedures. Based on that evaluation, the Corporation's officers, including the PEO and PFO, concluded that, as of October 24, 2008, the Corporation's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Corporation on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Corporation is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Corporation's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Corporation's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Corporation's internal control over financial reporting.


Item 3.  EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30 a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PETROLEUM & RESOURCES CORPORATION

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:   October 24, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   October 24, 2008


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   October 24, 2008